Financing Income and Expenses	12 Months Ended
Dec. 31, 2020
Disclosure of financing income and expenses [Abstract]
Financing Income and Expenses
Note 30 - Financing Income and Expenses

Composition

	For year ended December 31,
	2020	2019	2018
	NIS millions

Net change in the fair value of financial assets measured by fair value through profit or loss	-	36	12
Interest revenues from loans	4	11	3
Other	6	2	4
Financing revenues	10	49	19

Net change in the fair value of financial assets measured by fair value through profit or loss	(19)	-	-
Interest expenses and index linkage differentials for long-term liabilities	(96)	(123)	(138)
Net change in the fair value of derivatives	(8)	(12)	(7)
Expenses from discount amortization	(29)	(27)	(26)
Financing expenses for liabilities for leases	(25)	(24)	-
Other	(5)	(7)	(19)
Financing expenses	(182)	(193)	(190)
Financing expenses, net	(172)	(144)	(171)